Capital Stock (Details Textual) - USD ($)				1 Months Ended						9 Months Ended		12 Months Ended
	Jul. 05, 2017	Jun. 06, 2017	Feb. 02, 2015	Nov. 27, 2017	Oct. 31, 2017	Aug. 31, 2017	Mar. 31, 2017	Feb. 13, 2017	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 29, 2016
Capital Stock (Textual)
Preferred stock, par value										$ 0.001
Preferred stock, authorized										50,000,000		10,000,000	10,000,000
Common stock, par value										$ 0.001
Common stock, authorized										450,000,000		210,000,000	20,000,000
Shares of restricted stock, granted			2,890,000
Unvested shares of restricted stock, repurchased									133,333						133,333
Unvested per shares of restricted stock									$ 0.005						$ 0.005
Restricted stock of split shares									27,566,670
Conversion of restricted stock, description								On February 13, 2017, all of Aircom's 27,566,670 restricted shares were converted to Aerkomm's restricted stock of 10,279,738 shares at the ratio of 2.681651 to 1, pursuant to the Exchange Agreement (see Note 1).
Stock warrants issued										$ 60,000	$ 20,000	$ 40,000
Additional paid-in capital warrants										60,000		$ 40,000	$ 20,000
Subscribed capital										544,913
Subsequent Event [Member]
Capital Stock (Textual)
Private placement offering common shares				892,857
Private placement share aggregate amount				$ 5,000,000
Common stock price per shares				$ 5.60
Private placement [Member]
Capital Stock (Textual)
Private placement offering common shares		60,000					500,000
Private placement share aggregate amount	$ 27,500	$ 300,000					$ 1,500,000
Common stock price per shares	$ 5.5	$ 5					$ 3
Share aggregate value		$ 2,327,400
Shares issued		465,480
Shares sold	5,000	60,000				517,413
Private placement [Member] | Subsequent Event [Member]
Capital Stock (Textual)
Private placement offering common shares					264,086
Private placement share aggregate amount					$ 1,452,473
Common stock price per shares					$ 5.50
Warrants [Member]
Capital Stock (Textual)
Conversion of restricted stock, description												The stock warrants allow the service provider to purchase a number of shares of Aircom common stock equal $60,000 divided by 85% of the share price paid by investors for Aircom's common stock in the first subsequent qualifying equity financing event, at an exercise price of $0.01 per share.
Stock warrants issued										60,000		$ 60,000
Additional paid-in capital warrants										$ 120,000
Daniel Shih [Member] | Private placement [Member] | Subsequent Event [Member]
Capital Stock (Textual)
Private placement offering common shares	5,000			13,400
Private placement share aggregate amount	$ 27,500			$ 75,040
Common stock price per shares	$ 5.5			$ 5.60
Settlement and release agreement [Member] | Total [Member]
Capital Stock (Textual)
Common stock price per shares		$ 5.00
Share aggregate value		$ 2,027,400
Shares issued		405,480
Settlement and release agreement [Member] | Priceplay Taiwan Inc. ("PPTW") [Member]
Capital Stock (Textual)
Share aggregate value		$ 819,300
Shares issued		163,860
Settlement and release agreement [Member] | Priceplay.com, Inc. (PPUS) [Member]
Capital Stock (Textual)
Share aggregate value		$ 737,000
Shares issued		147,400
Settlement and release agreement [Member] | dMobile [Member]
Capital Stock (Textual)
Share aggregate value		$ 471,100
Shares issued		94,220